UNITES STATES
              SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                   FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

  Report for the Calendar Year or Quarter Ended _____June 30, 2001________

               (Please read instructions before preparing form.)

If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

__One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105____________
Business Address        (Street)           (City)     (State) (ZIP)

_________Bryant Cherry, Vice President__________________(415) 778-0200__________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                      ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___27_ dav of__July___, 2001

                                                 ___Parnassus Investments_______
                                      (Name of Institutional Investment Manager)


  (Manual Signature of Person Duly Authorized to Submit This Report)

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Item 1: Name of Issuer        Item 2:         Item 3:       Item 4:     Item 5: Shares  Item 6:          Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number  Fair Market of Principal    Investment       Managers     Authority
                                                            Value       Amount          Discretion                    (Shares)
                                                                                        (a) Sole   (b)    (c)   (a) Sole   (b)  (c)
Adaptec. Inc.                  Common Stock   00651F108     11,133      1,120,000       X                             1,120,000
Autodesk, Inc.                 Common Stock   052769106     4,290        115,000        X                              115,000
American International Group   Common Stock   026874107      255          3,000         X                               3,000
Inc.
Amgen, Inc.                    Common Stock   031162100      303          5,000         X                               5,000
AGL Resources, Inc.            Common Stock   001204106      238         10,000         X                               10,000
Avocent Corporation            Common Stock   053893103     2,298        101,000        X                              101,000
Becton Dickinson & Company     Common Stock   075887109      286          8,000         X                               8,000
Baldor Electric                Common Stock   057741100     2,331        109,100        X                              109,100
Compaq Computers Corporation   Common Stock   204493100     3,983        260,000        X                              260,000
Cisco Systems Inc.             Common Stock   17275R102     10,301       566,000        X                              566,000
Deluxe Corporation             Common Stock   248019101      289         10,000         X                               10,000
Federal National Mortgage      Common Stock   313586109     27,635       325,000        X                              325,000
Assoc.
Federal Home Loan Mortgage     Common Stock   313400301     25,383       373,000        X                              373,000
Gannett Company                Common Stock   364730101      330          5,000         X                               5,000
Golden West Financial          Common Stock   381317106      385          6,000         X                               6,000
Corporation
Corning Inc.                   Common Stock   219350105     5,514        330,000        X                              330,000
Genuine Parts Company          Common Stock   372460105      630         20,000         X                               20,000
Heinz (H.J.) Company           Common Stock   423074103      409         10,000         X                               10,000
Hewlett-Packard Company        Common Stock   428236103     2,345        82,000         X                               82,000
International Business         Common Stock   459200101      341          3,000         X                               3,000
Machines Corp.
Intel Corporation              Common Stock   458140100     9,360        320,000        X                              320,000
Johnson & Johnson              Common Stock   478160104     2,498        50,000         X                               50,000
KeyCorp                        Common Stock   493267108     4,429        170,000        X                              170,000
Lands' End, Inc.               Common Stock   515086106      241          6,000         X                               6,000
LSI Logic Corporation          Common Stock   502161102     11,562       615,000        X                              615,000
Mentor Graphics Corporation    Common Stock   587200106     2,888        165,000        X                              165,000
Marsh & McLennan Companies,    Common Stock   571748102      303          3,000         X                               3,000
Inc.
Merck & Company, Inc.          Common Stock   589331107      224          3,500         X                               3,500
Mylan Laboratories             Common Stock   628530107      225          8,000         X                               8,000
Bank One Corporation           Common Stock   06423A103      859         24,000         X                               24,000
PETsMART, Inc.                 Common Stock   716768106     11,633      1,650,000       X                             1,650,000
Redback Networks, Inc.         Common Stock   757209101     7,225        810,000        X                              810,000
Roxio, Inc.                    Common Stock   780008108     2,990        230,000        X                              230,000
Schwab (Charles) Corporation   Common Stock   808513105     9,056        575,000        X                              575,000
St. Paul Companies, Inc.       Common Stock   792860108      254          5,000         X                               5,000
UGI Corporation                Common Stock   902681105      270         10,000         X                               10,000
WD-40 Company                  Common Stock   929236107      224         10,000         X                               10,000
Wells Fargo Company            Common Stock   949740104     1,161        25,000         X                               25,000
Whirlpool Corporation          Common Stock   963320106      250          4,000         X                               4,000
Washington Mutual, Inc.        Common Stock   939322103     1,408        37,500         X                               37,500
Adaptec Inc. Convertible        Convertible   00651FAC2     1,722       2,000,000       X                             2,000,000
                                   Bond
Central Garden & Pet            Convertible   153527AC0     1,478       1,900,000       X                             1,900,000
                                   Bond
Juniper Networks                Convertible   48203RAA2     1,056       1,500,000       X                             1,500,000
                                   Bond
LSI Logic Convertible           Convertible   502161AE2     1,671       2,000,000       X                             2,000,000
                                   Bond
Quantum Corporation             Convertible   747906AC9      869        1,000,000       X                             1,000,000
Convertible                        Bond
Radisys Corporation             Convertible   750459AB5      683        1,000,000       X                             1,000,000
Convertible                        Bond
Redback Networks Convertible    Convertible   757209AB7     6,974       12,000,000      X                             12,000,000
                                   Bond
                 GRAND TOTALS                                      $180,192


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